Annual Total Returns - Delaware Global Listed Real Assets Fund - Class A	Oct. 31, 2022
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	1.70%
2014	28.87%
2015	3.18%
2016	5.29%
2017	0.99%
2018	(7.78%)
2019	30.42%
2020	0.91%
2021	19.10%
2022	(6.94%)